restructuring and other costs	12 Months Ended
Dec. 31, 2019
restructuring and other costs
restructuring and other costs

16   restructuring and other costs

(a)    Details of restructuring and other costs

With the objective of reducing ongoing costs, we incur associated incremental non-recurring restructuring costs, as discussed further in (b) following. We may also incur atypical charges when undertaking major or transformational changes to our business or operating models or post-acquisition business integration. In other costs, we include incremental atypical external costs incurred in connection with business acquisition or disposition activity, as well as significant litigation costs in respect of losses or settlements, and adverse retrospective regulatory decisions.

Restructuring and other costs are presented in the Consolidated statements of income and other comprehensive income, as set out in the following table:

	Restructuring (b)		Other (c)		Total
Years ended December 31 (millions)	2019	2018	2019	2018	2019	2018
Goods and services purchased	$56	$52	$9	$129	$65	$181
Employee benefits expense	63	126	6	10	69	136
	$119	$178	$15	$139	$134	$317

(b)    Restructuring provisions

Employee-related provisions and other provisions, as presented in Note 25, include amounts in respect of restructuring activities. In 2019, restructuring activities included ongoing and incremental efficiency initiatives, some of which involved personnel-related costs and rationalization of real estate. These initiatives were intended to improve our long-term operating productivity and competitiveness.

(c)    Other

During the year ended December 31, 2019, incremental external costs were incurred in connection with business acquisition activity. In connection with business acquisitions, non-recurring atypical business integration expenditures that would be considered neither restructuring costs nor part of the fair value of the net assets acquired have been included in other costs. As well, in fiscal 2018, we fundamentally transformed our operating model in respect of our philanthropic giving. We made an initial donation to the TELUS Friendly Future Foundation of $100 million of TELUS Corporation Common Shares and committed to subsequent donations of $18 million.